Commitments (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Chardan Healthcare Acquisition 2 Corp. [Member]
Effective date, description	Chardan Capital Markets, LLC and its related persons may not, with respect to the Private Placement Warrants purchased by the Sponsor, (i) have more than one demand registration right at the Company’s expense, (ii) exercise their demand registration rights more than five (5) years from the effective date of the Initial Public Offering, and (iii) exercise their “piggy-back” registration rights more than seven (7) years from the effective date of the Initial Public Offering, as long as Chardan Capital Markets, LLC or any of its related persons are beneficial owners of Private Placement Warrants.	Chardan Capital Markets, LLC and its related persons may not, with respect to the Private Placement Warrants purchased by the Sponsor, (i) have more than one demand registration right at the Company’s expense, (ii) exercise their demand registration rights more than five (5) years from the effective date of the Initial Public Offering, and (iii) exercise their “piggy-back” registration rights more than seven (7) years from the effective date of the Initial Public Offering, as long as Chardan Capital Markets, LLC or any of its related persons are beneficial owners of Private Placement Warrants